Miscellaneous Receivables and Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Increase In Miscellaneous Receivables and Other Non-Current Assets

Miscellaneous receivables and other non-current assets increased by 200 million euros compared to December 31, 2016. They included:

	As of December 31,
	2017		2016
		Of which IAS 39 Financial Instruments		Of which IAS 39 Financial Instruments
	(millions of euros)
Miscellaneous receivables and other non-current assets:
Miscellaneous receivables	704	371	763	399
Medium/long-term prepaid expenses	1,718		1,459

Total	2,422	371	2,222	399